Share-Based Payment (Details) - Schedule of Assumptions Used to Value the Company's Stock Options Grants - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2018
Share-Based Payment (Details) - Schedule of Assumptions Used to Value the Company's Stock Options Grants [Line Items]
Expected volatility	43.00%	40.00%	41.00%	41.48%
Risk-free interest rate	4.00%		0.36%	0.83%
Expected dividend yield	0.00%	0.00%	0.00%
Fair market value per common share (in Dollars)	$ 1.135		$ 2.89
Minimum [Member]
Share-Based Payment (Details) - Schedule of Assumptions Used to Value the Company's Stock Options Grants [Line Items]
Risk-free interest rate		0.71%
Exercise multiples (in Dollars per share)	$ 2.2	$ 2.2	$ 2.2
Forfeited rates	16.00%	12.00%	12.00%
Fair market value per common share (in Dollars)		$ 1.92
Maximum [Member]
Share-Based Payment (Details) - Schedule of Assumptions Used to Value the Company's Stock Options Grants [Line Items]
Risk-free interest rate		1.62%
Exercise multiples (in Dollars per share)	$ 2.8	$ 2.8	$ 2.8
Forfeited rates	23.00%	19.00%	19.00%
Fair market value per common share (in Dollars)		$ 3.15